Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 98.1%

AUSTRALIA — 2.6%
WiseTech Global Ltd.	1,500,271	$89,691,246

BRAZIL — 6.1%
MercadoLibre, Inc. *	60,726	141,913,018
NU Holdings Ltd., Class A *	4,366,280	69,904,143
		211,817,161
CANADA — 3.5%
Kinaxis, Inc. *	342,379	44,196,585
Shopify, Inc., Class A *	523,376	77,778,907
		121,975,492
CHINA — 9.1%
Akeso, Inc. *	1,245,000	22,619,272
BYD Co., Ltd., Class H	4,970,500	70,256,418
Contemporary Amperex Technology Co., Ltd., Class A	890,600	50,508,986
Ganfeng Lithium Group Co., Ltd., Class H	2,428,600	13,442,358
Meituan, Class B *	2,589,250	34,589,191
PDD Holdings, Inc. ADR *	372,570	49,242,577
Tencent Holdings Ltd.	751,700	64,052,058
Wuxi Biologics Cayman, Inc. *	2,791,500	14,740,554
		319,451,414
DENMARK — 5.5%
Ambu A/S, B Shares	1,229,837	18,093,308
DSV A/S	429,743	85,850,066
Genmab A/S *	146,893	45,323,577
Novo Nordisk A/S, B Shares	623,681	34,727,598
Zealand Pharma A/S *	100,737	7,428,859
		191,423,408
FRANCE — 5.3%
Hermes International	37,203	91,483,654
L'Oreal SA	207,452	90,135,223
SOITEC *	83,549	3,835,250
		185,454,127
GERMANY — 0.5%
AIXTRON SE	1,067,641	18,622,968

HONG KONG — 2.8%
AIA Group Ltd.	10,289,800	98,617,090

INDIA — 1.2%
HDFC Bank Ltd.	1,155,922	12,387,677
MakeMyTrip Ltd. *	341,994	32,010,638
		44,398,315
ISRAEL — 1.8%
Mobileye Global, Inc., Class A *	433,855	6,126,033
Wix.com Ltd. *	307,900	54,692,277
		60,818,310
ITALY — 5.3%
Brunello Cucinelli SpA	223,138	24,445,477
Ferrari NV	224,299	108,722,409
Prysmian SpA	352,796	35,110,784

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
Wizz Air Holdings PLC *	1,029,988	$16,051,860
		184,330,530
JAPAN — 8.8%
Advantest Corp.	1,330,000	131,593,874
Disco Corp.	226,100	70,891,512
GMO Payment Gateway, Inc.	307,500	17,248,827
Keyence Corp.	153,200	57,076,332
SBI Holdings, Inc.	672,600	29,283,306
		306,093,851
NETHERLANDS — 12.8%
Adyen NV *	91,134	146,641,786
Argenx SE *	82,119	60,673,592
ASML Holding NV	188,494	183,816,911
EXOR NV	552,362	54,062,826
		445,195,115
NEW ZEALAND — 0.7%
Xero Ltd. *	226,534	23,637,719

SINGAPORE — 4.2%
Sea Ltd. ADR *	817,405	146,094,796

SOUTH KOREA — 3.2%
Coupang, Inc. *	2,626,623	84,577,261
Delivery Hero SE *	988,538	28,385,224
		112,962,485
SWEDEN — 3.7%
Atlas Copco AB, A Shares	6,772,844	114,853,780
Kinnevik AB, B Shares *	1,592,752	14,184,388
		129,038,168
SWITZERLAND — 3.7%
Belimo Holding AG	18,486	19,441,841
Galderma Group AG	378,743	66,961,877
Temenos AG	263,535	21,404,118
VAT Group AG	52,094	20,794,232
		128,602,068
TAIWAN — 6.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	5,050,000	219,361,027

UNITED KINGDOM — 4.1%
Games Workshop Group PLC	125,634	24,622,636
Ocado Group PLC *	4,963,274	15,077,953
RELX PLC	1,187,301	56,727,865
Wise PLC, Class A *	3,262,556	45,481,053
		141,909,507
UNITED STATES — 6.9%
Atlassian Corp., Class A *	155,638	24,855,388
Spotify Technology SA *	311,051	217,113,598
		241,968,986
Total Common Stocks
(cost $1,983,159,824)		3,421,463,783

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.

Portfolio of Investments

September 30, 2025 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
PREFERRED STOCKS — 1.1%

GERMANY — 1.1%
Sartorius AG 0.38%	160,197	$37,450,317

Total Preferred Stocks
(cost $33,381,497)		37,450,317

TOTAL INVESTMENTS — 99.2%
(cost $2,016,541,321)		$3,458,914,100
Other assets less liabilities — 0.8%		29,254,373
NET ASSETS — 100.0%		$3,488,168,473

*	Non-income producing security.
ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$948,505,221	$2,472,958,562	$—	$3,421,463,783
Preferred Stocks**	—	37,450,317	—	37,450,317
Total	$948,505,221	$2,510,408,879	$—	$3,458,914,100

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2025.